Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

As required by Item 402(v) of Regulation S-K, which was mandated by Section 953(a) of the Dodd-Frank Act, we are providing the following information about the relationship between “compensation actually paid” to our principal executive officer (“PEO”) and average “compensation actually paid” (“CAP”) to each of our NEOs and the financial performance of the Company for the Company’s fiscal years ended June 30, 2026 (“Fiscal 2026”), June 30, 2025 (“Fiscal 2025”), and June 30, 2024 (“Fiscal 2024”), in each case calculated in a manner consistent with SEC rules.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO(1)(2)	Average Summary Compensation Table Total or Non-PEO NEOs (2)(3)	Average Compensation Actually Paid to Non-PEO NEOs (2)(3)	Investment Based Total Shareholder Return (4)	Income (loss) (in thousands)
2026	$6,516,319	$9,536,670	$4,936,940	$5,524,224	$330.18	$(45,670)
2025	$25,865,036	$26,724,611	$6,187,343	$6,794,411	$288.70	$(37,864)
2024	$3,159,337	$4,288,885	$1,438,577	$1,942,302	$172.40	$(21,814)

(1)
The PEO reflected in these columns for Fiscal 2026, Fiscal 2025 and Fiscal 2024 is Dr. Jerel A. Banks, M.D. Ph.D.
(2)
CAP to our PEO and Non-PEO NEOs is calculated based on the “Total Compensation” reported in the Summary Compensation Table (“SCT”) for each of the applicable fiscal years, adjusted to exclude and include certain items in accordance with Item 402(v) of Regulation S-K as follows.

PEO SCT Total to CAP Reconciliation:

			Additions to SCT Total(ii)
Fiscal Year	SCT Total	Deductions from SCT Total (i)	Fair Value of Current Year Equity Awards for Fiscal Year 2026	Change in Value of Prior Years’ Awards Unvested for Fiscal Year 2026	Change in Value of Prior Years’ Awards that Vested in Fiscal Year 2026	CAP
2026	$6,516,319	$5,252,400	$5,097,358	$726,782	$2,448,611	$9,536,670
2025	$25,865,036	$24,795,540	$23,650,026	$1,263,672	$741,417	$26,724,611
2024	$3,159,337	$2,133,085	$2,933,318	$55,808	$273,507	$4,288,885

Average Non-PEO NEOs SCT Total to CAP Reconciliation:

			Additions to SCT Total(ii)
Fiscal Year	Summary Compensation Table (“SCT”) Total	Deductions from SCT(i)	Fair Value of Current Year Equity Awards for Fiscal Year 2026	Change in Value of Prior Years’ Awards Unvested for Fiscal Year 2026	Change in Value of Prior Years’ Awards that Vested in Fiscal Year 2026	CAP
2026	$4,936,940	$4,085,200	$3,968,652	$162,754	$541,078	$5,524,224
2025	$6,187,343	$5,452,140	$5,216,356	$527,595	$315,257	$6,794,411
2024	$1,438,577	$914,418	$1,257,465	$23,925	$136,753	$1,942,302

(i)
Represents the grant date fair value of equity-based awards granted each year as reported in the Summary Compensation Table for the applicable fiscal year. The fair values of equity compensation, including such amounts described in the tables above, are calculated in accordance with FASB ASC Topic 718. All assumptions made in the valuations are contained and described in Note 10 to the Company’s consolidated financial statements for the year ended June 30, 2026 included in our Annual Report on Form 10-K.

We did not report a change in pension value for any of the years reflected in this table because the Company does not maintain a defined benefit or actuarial pension plan and therefore a deduction from SCT related to such pension plans is not needed.

(ii)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The fair values of equity compensation, including such amounts described in the tables below, are calculated in accordance with FASB ASC Topic 718. The amounts shown in the table reflect the total fair value on the applicable date(s) listed in the table above, and do not necessarily reflect the actual value, if any, that may be realized by the PEO or the non-PEO, as applicable.
(3)
The non-PEO NEOs reflected in these columns are Megan Boston (Chief Financial Officer) for Fiscal 2024 to Fiscal 2026 and Sophie Mukadam (Chief Operating Officer) for Fiscal 2025 and Fiscal 2026.
(4)
Represents cumulative total return to holders of our common stock from June 30, 2023 (the last trading day before Fiscal 2024) through June 30, 2026 (the last trading day of the covered period), calculated from the market close on the last trading day before Fiscal 2024 through and including the end of each applicable fiscal year in the table above for which the total shareholder return is being calculated. The total shareholder return for each investment assumes that $100 was invested in our common stock on June 30, 2023 through June 30, 2026, including reinvestment of any dividends (of which none were paid during this period).

Named Executive Officers, Footnote	(3) The non-PEO NEOs reflected in these columns are Megan Boston (Chief Financial Officer) for Fiscal 2024 to Fiscal 2026 and Sophie Mukadam (Chief Operating Officer) for Fiscal 2025 and Fiscal 2026.
PEO Total Compensation Amount	$ 6,516,319	$ 25,865,036	$ 3,159,337
PEO Actually Paid Compensation Amount	$ 9,536,670	26,724,611	4,288,885
Adjustment To PEO Compensation, Footnote

PEO SCT Total to CAP Reconciliation:

			Additions to SCT Total(ii)
Fiscal Year	SCT Total	Deductions from SCT Total (i)	Fair Value of Current Year Equity Awards for Fiscal Year 2026	Change in Value of Prior Years’ Awards Unvested for Fiscal Year 2026	Change in Value of Prior Years’ Awards that Vested in Fiscal Year 2026	CAP
2026	$6,516,319	$5,252,400	$5,097,358	$726,782	$2,448,611	$9,536,670
2025	$25,865,036	$24,795,540	$23,650,026	$1,263,672	$741,417	$26,724,611
2024	$3,159,337	$2,133,085	$2,933,318	$55,808	$273,507	$4,288,885
(i)
Represents the grant date fair value of equity-based awards granted each year as reported in the Summary Compensation Table for the applicable fiscal year. The fair values of equity compensation, including such amounts described in the tables above, are calculated in accordance with FASB ASC Topic 718. All assumptions made in the valuations are contained and described in Note 10 to the Company’s consolidated financial statements for the year ended June 30, 2026 included in our Annual Report on Form 10-K.

We did not report a change in pension value for any of the years reflected in this table because the Company does not maintain a defined benefit or actuarial pension plan and therefore a deduction from SCT related to such pension plans is not needed.

(ii)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The fair values of equity compensation, including such amounts described in the tables below, are calculated in accordance with FASB ASC Topic 718. The amounts shown in the table reflect the total fair value on the applicable date(s) listed in the table above, and do not necessarily reflect the actual value, if any, that may be realized by the PEO or the non-PEO, as applicable.

Non-PEO NEO Average Total Compensation Amount	$ 4,936,940	6,187,343	1,438,577
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,524,224	6,794,411	1,942,302
Adjustment to Non-PEO NEO Compensation Footnote

Average Non-PEO NEOs SCT Total to CAP Reconciliation:

			Additions to SCT Total(ii)
Fiscal Year	Summary Compensation Table (“SCT”) Total	Deductions from SCT(i)	Fair Value of Current Year Equity Awards for Fiscal Year 2026	Change in Value of Prior Years’ Awards Unvested for Fiscal Year 2026	Change in Value of Prior Years’ Awards that Vested in Fiscal Year 2026	CAP
2026	$4,936,940	$4,085,200	$3,968,652	$162,754	$541,078	$5,524,224
2025	$6,187,343	$5,452,140	$5,216,356	$527,595	$315,257	$6,794,411
2024	$1,438,577	$914,418	$1,257,465	$23,925	$136,753	$1,942,302

(i)
Represents the grant date fair value of equity-based awards granted each year as reported in the Summary Compensation Table for the applicable fiscal year. The fair values of equity compensation, including such amounts described in the tables above, are calculated in accordance with FASB ASC Topic 718. All assumptions made in the valuations are contained and described in Note 10 to the Company’s consolidated financial statements for the year ended June 30, 2026 included in our Annual Report on Form 10-K.

We did not report a change in pension value for any of the years reflected in this table because the Company does not maintain a defined benefit or actuarial pension plan and therefore a deduction from SCT related to such pension plans is not needed.

(ii)
Reflects the value of equity calculated in accordance with the SEC methodology for determining CAP for each year shown. The fair values of equity compensation, including such amounts described in the tables below, are calculated in accordance with FASB ASC Topic 718. The amounts shown in the table reflect the total fair value on the applicable date(s) listed in the table above, and do not necessarily reflect the actual value, if any, that may be realized by the PEO or the non-PEO, as applicable.

Compensation Actually Paid vs. Total Shareholder Return

In Fiscal 2026, there was an inverse relationship between our total shareholder return and PEO CAP and our average non-PEO NEO CAP, and a direct relationship between our net income and our PEO CAP and our average non-PEO NEO CAP. Our total shareholder return increased by approximately 14% as compared to Fiscal 2025. Our net income between Fiscal 2025 and Fiscal 2026 decreased by approximately 21%. Our PEO CAP decreased by approximately 64% and our average non-PEO NEO CAP decreased by approximately 19%, in each case as compared to Fiscal 2025.

In Fiscal 2025, there was a direct relationship between our total shareholder return compared to our PEO CAP and our average non-PEO NEO CAP, and there was an inverse relationship between our net income compared to our PEO CAP and our average non-PEO NEO CAP. Our total shareholder return increased by approximately 67% as compared to Fiscal 2024. Our net income between Fiscal 2024 and Fiscal 2025 decreased by approximately 74%. Our PEO CAP increased by approximately 523% and our average non-PEO NEO CAP increased by approximately 250%, in each case as compared to Fiscal 2024.

Total Shareholder Return Amount	$ 330.18	288.7	172.4
Net Income (Loss)	$ (45,670,000)	$ (37,864,000)	$ (21,814,000)
PEO Name	Dr. Jerel A	Dr. Jerel A	Dr. Jerel A
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 5,097,358	$ 23,650,026	$ 2,933,318
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	726,782	1,263,672	55,808
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,448,611	741,417	273,507
PEO | Deductions From SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,252,400)	(24,795,540)	(2,133,085)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,968,652	5,216,356	1,257,465
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	162,754	527,595	23,925
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	541,078	315,257	136,753
Non-PEO NEO | Deductions From SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,085,200)	$ (5,452,140)	$ (914,418)